UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     December 31, 2008

Check here if Amendment [   ]; Amendment Number: ____
        This Amendment (Check only one.):   [   ] is a restatement.
                                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                 Oceanwood Capital Management LLP
Address:              4 Albemarle Street
                      London, England W1S 4GA

Form 13F File Number: 028-12041

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:                 William C. Nicholas
Title:                Chief Operating Officer
Phone:                +44 207 758 5525

Signature, Place, and Date of Signing:

/s/ William C. Nicholas            London, England          13 February 2009
________________________________________________________________________________
    [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                            Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     25

Form 13F Information Table Value Total:     100,125
                                            (x$1000)
List of Other Included Managers:            None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     FORM 13F INFORMATION TABLE
                                      NAME OF REPORTING MANAGER:
                                  OCEANWOOD CAPITAL MANAGEMENT LLP
                                           As of 12/31/08



  Column 1                    Column 2      Column 3   Column 4         Column 5          Column 6     Column 7      Column 8

  Name of                     Title of       CUSIP      Value     Shares or  SH/ PUT/    Investment     Other         Voting
  Issuer                       Class         Number    (x$1000)   Principal  PRN CALL    Discretion    Managers      Authority
                                                                  Amount
                                                                                                                Sole   Shared  None
ALCOA INC                     COM            013817101  22,166     1,968,530 SH          SOLE           NONE    1,968,530
ALCOA INC                     COM            013817901  22,520     2,000,000     CALL    SOLE           NONE    2,000,000
ALCOA INC                     COM            013817951  19,142     1,700,000     PUT     SOLE           NONE    1,700,000
AMERICA MOVIL SAB DE CV       SPON ADR L SHS 02364W105     409        13,200 SH          SOLE           NONE       13,200
COLONIAL BANCGROUP INC        COM            195493309     194        93,701 SH          SOLE           NONE       93,701
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD   20441W203     434         9,800 SH          SOLE           NONE        9,800
FIRST MIDWEST BANCORP DEL     COM            320867104     294        14,700 SH          SOLE           NONE       14,700
FOMENTO ECONOMICO MEXICANO S  SPON ADR UNITS 344419106     301        10,000 SH          SOLE           NONE       10,000
GRACE W R & CO DEL NEW        COM            38388F108   6,033     1,010,577 SH          SOLE           NONE    1,010,577
GRUPO TELEVISA SA DE CV       SP ADR REP ORD 40049J206     154        10,300 SH          SOLE           NONE       10,300
HUNTINGTON BANCSHARES INC     COM            446150104   1,358       177,306 SH          SOLE           NONE      177,306
ISHARES INC                   MSCI BRAZIL    464286400     350        10,000 SH          SOLE           NONE       10,000
ISHARES INC                   MSCI S KOREA   464286772     209         7,500 SH          SOLE           NONE        7,500
JONES APPAREL GROUP INC       COM            480074103     379        64,612 SH          SOLE           NONE       64,612
MACYS INC                     COM            55616P104   3,405       329,000 SH          SOLE           NONE      329,000
PARK NATL CORP                COM            700658107     646         9,000 SH          SOLE           NONE        9,000
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR  71654V408     487        19,900 SH          SOLE           NONE       19,900
PROSHARES TR                  PSHS ULTRA FINL74347R743     113        18,800 SH          SOLE           NONE       18,800
RTI INTL METALS INC           COM            74973W107   2,290       160,000 SH          SOLE           NONE      160,000
SELECT SECTOR SPDR TR         SBI MATERIALS  81369Y100     227        10,000 SH          SOLE           NONE       10,000
SPIRIT AEROSYSTEMS HLDGS INC  COM CL A       848574109   1,906       187,400 SH          SOLE           NONE      187,400
STAR BULK CARRIERS CORP       COM            Y8162K105   7,796     3,052,341 SH          SOLE           NONE    3,052,341
TRANSOCEAN INC NEW            SHS            G90073100     709        15,000 SH          SOLE           NONE       15,000
VALERO ENERGY CORP NEW        COM            91913Y100   6,362       294,000 SH          SOLE           NONE      294,000
WILLIAMS SONOMA INC           COM            969904101   2,241       285,151 SH          SOLE           NONE      285,151
